Registration No. 811-02120
Registration No. 002-38414

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Post-Effective Amendment No.	115	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	115	☒

(Check appropriate box or boxes)

SECURITY INCOME FUND
(Exact Name of Registrant as Specified in Charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Donald C. Cacciapaglia, President Security Income Fund 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Secretary Security Income Fund 805 King Farm Boulevard Suite 600 Rockville, MD 20850
(Name and address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on _________ pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on _________ pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on_________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 115 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 115 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 3rd day of January 2014.

SECURITY INCOME FUND (the Registrant)
By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 3rd day of January 2014.

Jerry B. Farley Director Donald A. Chubb, Jr. Director Harry W. Craig, Jr. Director Penny A. Lumpkin Director Maynard F. Oliverius Director		SECURITY INCOME FUND
	By:	AMY J. LEE
Amy J. Lee, Secretary and Attorney-In-Fact for the Directors Whose Names Appear Opposite
	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President and Director

EXHIBIT LIST

Exhibit Number                                   Exhibit:

EX-101.INS                                           XBRL Instance Document
EX-101.SCH                                         XBRL Taxonomy Extension Schema Document
EX-101.CAL                                         XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF                                         XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB                                         XBRL Taxonomy Extension Label Linkbase
EX-101.PRE                                         XBRL Taxonomy Extension Presentation Linkbase